LIABILITIES AND DEBT - Promissory Note Payable (Details)	1 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($)	Feb. 15, 2023 USD ($)	Feb. 28, 2021 USD ($)
Debt Instrument
Gross proceeds received			$ 237,500
Outstanding balance			1,829,629	$ 2,279,768	$ 1,190,405
Debt Discount Cost			263,958
Bailey LLC
Debt Instrument
Aggregate principal amount						$ 5,500,000
Promissory note, annual interest rate (as a percent)						8.00%
Promissory note payable
Debt Instrument
Aggregate principal amount		$ 1,000,000	3,500,000
Gross proceeds received		$ 810,000
Warrants issued | shares		48
Debt discount			$ 73,958
Promissory note payable | Secondary Public Offering
Debt Instrument
Percentage of outstanding principal			10
Promissory note payable | Secondary Public Offering | Maximum
Debt Instrument
Aggregate principal amount			$ 4,000,000
Promissory note payable | Secondary Public Offering | Minimum
Debt Instrument
Aggregate principal amount			2,000,000
Promissory note payable | Bailey LLC
Debt Instrument
Aggregate principal amount			4,500,000
Repayment of outstanding principal amount	$ 1,000,000
Promissory note payable | Notes Payable to Banks
Debt Instrument
Interest expense			$ 420,000	494,000
Promissory note, annual interest rate (as a percent)			12.00%
PPP Loan
Debt Instrument
Aggregate principal amount				203,994
PPP Loan | Bailey LLC
Debt Instrument
Aggregate principal amount				$ 204,000			$ 407,994